Common Stock (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Outstanding and Reserved Shares of Common Stock for Future Issuance

As of September 30, 2012 (unaudited), we had 123,371,566 shares of common stock outstanding and had reserved shares of common stock for future issuance as follows:

September 30, 2012 (Unaudited)
Stock option plan:
Options outstanding	37,279,442
RSUs	1,134,851
Stock awards available for future grants:
2005 Stock Option Plan(1)	—
2012 Equity Incentive Plan(1)	11,635,301
2012 Employee Stock Purchase Plan(1)	5,000,000

Total reserved shares of common stock for future issuance	55,049,594

(1)	Refer to Note 11 for a description of these plans.